Management and Advisory Agreement (Details Textual) (Blackstreet Capital Management, LLC [Member], USD $)	0 Months Ended	12 Months Ended
	Jun. 21, 2012	Dec. 31, 2011	Dec. 31, 2010
Blackstreet Capital Management, LLC [Member]
Management Fee Payable, Description	The amended and restated agreement increases the management fee payable to Blackstreet to the greater of (i) $330,750 per year (subject to annual increases of five percent) or (ii) five percent of Western Capital''s EBITDA.	The annual fees for this contract will be the greater of 5% of EBITDA or $300,000 (increased by 5% annually effective April 1, 2011).
Other Fee Payable, Description	The amended and restated agreement also requires the Company to pay Blackstreet a fee in an amount equal to two percent of the gross proceeds of any debt or equity financing, and a fee in an amount equal to $400,000 (plus a $60,000 increase in the management fee payable under the agreement) upon the closing of an acquisition in consideration for Blackstreet''s referral to the Company of such acquisition opportunity and assistance in the performance of due diligence services relating thereto.
Termination Fee Trigger	50.00%
Management and Advisory Fees		$ 311,250	$ 225,000